Investments in associates and joint ventures - Narration (Details) $ in Millions						1 Months Ended	12 Months Ended
	Sep. 26, 2018 USD ($) director	Feb. 23, 2018 USD ($)	Nov. 27, 2017 USD ($) item	Dec. 01, 2015 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2016 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Less than 100% Subsidiaries and Joint Ventures
Total liabilities							$ 46,607	$ 46,712	$ 45,857
Net liabilities							14,044	16,642	16,669
Net liabilities attributable to AstraZeneca							12,468	$ 14,960	14,854
Entasis
Less than 100% Subsidiaries and Joint Ventures
Funds raised from third party investors						$ 25
Number of third party investors | item						4
Voting interest as a percentage	16.50%					49.00%		18.00%
Investments in associate							24
Gain or loss recognised on deconsolidation							0
Gain from IPO	$ 25
Number of board members representing AstraZeneca | director	1
Number of board members | director	14
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in associate							0
Net liabilities attributable to AstraZeneca							9
Provision for trade and other payables							$ 5
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Voting interest as a percentage		45.00%
Contribution to joint venture		$ 142
Ownership interest in joint venture as a percentage							40.90%
Consideration		142
Gain on sale		$ 63
China, Dizhe (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture			$ 55
Ownership interest in joint venture as a percentage			48.00%
Number of potential medicines in pre-clinical development | item			3
Chinese Future Industry Investment Fund
Less than 100% Subsidiaries and Joint Ventures
Gain on sale			$ 28
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture				$ 45			$ 27	$ 20	10
Ownership interest in joint venture as a percentage				50.00%			50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture					$ 70		$ 15		$ 30
Ownership interest in joint venture as a percentage					50.00%		50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Net liabilities							$ (18)